Property and Equipment (Schedule of Amortization Expense for Software) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,806,299	$ 1,667,191	$ 1,227,081
Accumulated depreciation and amortization	(541,216)	(455,871)	(229,972)
Property and equipment, net	1,265,083	1,211,320	997,109
Software [Member]
Property and equipment, gross	1,491,035	1,388,824	927,455
Accumulated depreciation and amortization	(361,296)	(268,744)	(60,290)
Property and equipment, net	$ 1,129,739	$ 1,102,080	$ 867,165